Commitments and Contingencies (Detail Textual) (USD $)	0 Months Ended	3 Months Ended		1 Months Ended			12 Months Ended
	Feb. 07, 2012	Mar. 31, 2013	Dec. 31, 2012	Feb. 28, 2007 Dr. Schaber [Member]	Feb. 28, 2007 Dr. Brey [Member]	Mar. 31, 2012 Mr. Myrianthopoulos [Member]	Dec. 31, 2012 Mr. Myrianthopoulos [Member]	Dec. 31, 2012 Mr. Myrianthopoulos [Member] Minimum [Member]	Dec. 31, 2012 Mr. Myrianthopoulos [Member] Maximum [Member]
Commitments and Contingencies (Textual)
Number of common shares transferred to third party				50,000	10,000
Termination expense recognized						$ 95,625
Severance and healthcare benefits		95,625					0
Number of common stock will be issued upon the conversion of the option issued							53,908
Number of shares forfeited							72,500
Number of common stock to be issued upon the conversion of remaining options							192,500
Expiration date of option								Nov. 14, 2012	Nov. 30, 2021
Stock-based compensation expense in connection with the acceleration of vesting							68,032
Commitments related to agreements		368,800	425,000
Monthly rent amount before increment	8,000
Monthly rent amount before increment, per square foot	18.25
Monthly rent amount after increment	8,310
Monthly rent amount after increment, per square foot	$ 19.00
Number of months after that rent increases	12 months
Number of remaining months for which increased rent paid	24 months